Credit Facilities and Long-term Debt - Borrowings Under Credit Facilities and Finance Lease Obligations (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2018	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Nov. 30, 2018	Jan. 01, 2017 [1]	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities				$ 757.9	$ 204.4
Current portion of borrowings under applicable credit facility and finance lease obligations (3)				107.7	37.9	[1]				$ 56.0
Long-term portion of borrowings under applicable credit facility and finance lease obligations				650.2	166.5	[1]				$ 188.7
Accelerated amortization of unamortized deferred financing costs				1.2	0.0		$ 0.0
Payment for lease obligations				17.0	6.5	[2]	$ 4.5	[2]
Prior credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings					187.5
Accelerated amortization of unamortized deferred financing costs			$ 1.2
Prior Revolving Facility
Disclosure of detailed information about borrowings [line items]
Borrowings					0.0
Accelerated amortization of unamortized deferred financing costs	$ 0.6
Prior Revolving Facility | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 1.7
Prior Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings					187.5
Accelerated amortization of unamortized deferred financing costs	0.6
Prior Term Loan | Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities					(0.8)
Prior Term Loan | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 2.1
New credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings				757.3
New credit facility | Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities				(9.8)
New Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings				598.3
New Term Loans, June | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4.9		$ 4.9
New Term Loans, November | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 5.4
New Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings				159.0
New Revolver | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings				3.1
Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities				10.4	$ 17.7
Finance Lease Obligations | Solar panel manufacturing equipment
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 11.1
Payment for lease obligations		$ 11.3
Payment for lease obligation, fees and accrued interest		$ 0.2

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)